Document and Entity Information	Nov. 10, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001850270
Document Type	8-K
Document Period End Date	Nov. 10, 2023
Entity Registrant Name	PROKIDNEY CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40560
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	2000 Frontis Plaza
Entity Address, Address Line Two	Blvd.
Entity Address, Address Line Three	Suite 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7029
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false